Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Jul. 29, 2018
Prospectus Date	Jul. 29, 2018
Aasgard Dividend Growth Small & Mid-Cap Fund | No Load Class
Prospectus:
Trading Symbol	AADGX